Summary of Significant Accounting Policies - Computation of basic and diluted net income per common stock (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies
Number of potential diluted common stock equivalents		$ 0
Plus:
Allocation of net income, Basic	$ (139,635)	$ (145,382)
Allocation of net income, Diluted	$ (139,635)	$ (145,382)
Denominator:
Weighted average shares outstanding, basic	1,000	1,000
Weighted average shares outstanding, diluted	1,000	1,000
Basic net loss per share of common stock (in dollar per share)	$ (139.64)	$ (145.38)
Diluted net loss per share of common stock (in dollar per share)	$ (139.64)	$ (145.38)